Summary of Significant Accounting Policies - Summary of Useful Lives of Depreciation (Details)	12 Months Ended
Dec. 31, 2022
Facility [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of depreciation	40 years
Facility equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of depreciation	5 years
Facility equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of depreciation	20 years
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of depreciation	3 years
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of depreciation	3 years
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of depreciation	15 years
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of depreciation	5 years